Commitments and Contingencies (Tables)	12 Months Ended
Mar. 27, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Noncancelable Operating Leases	Future minimum lease payments for noncancelable operating leases as of March 27, 2020 are as follows:

2021	$2,426
2022	2,182
2023	2,030
2024	1,879
2025	1,565
Thereafter	4,923

Total	$15,005

Schedule of Future Minimum Payments Under Purchase Obligations With Suppliers	Future minimum payments under purchase obligations with suppliers as of March 27, 2020 are as follows:

2021	$67,946
2022	3,039
2023	1,814
2024	62
2025	62
Thereafter	—

Total	$72,923